United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 10, 2013

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:  42
Form 13F Information Table Value Total:	$376,935,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

                       TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF INSURER      CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Citigroup Inc            com   172967424       38,539  871,127 SH          sole                 871,127       0       0
Wal-Mart Stores          com   931142103       22,211  296,819 SH          sole                 296,819       0       0
Comcast Corp             com   20030n200       21,609  545,550 SH          sole                 545,550       0       0
Medtronic Inc            com   585055106       21,453  456,832 SH          sole                 456,832       0       0
Johnson & Johnson        com   478160104       19,686  241,458 SH          sole                 241,458       0       0
Intel Corp               com   458140100       19,620  898,571 SH          sole                 898,571       0       0
Pepsico Inc              com   713448108       19,502  246,513 SH          sole                 246,513       0       0
Proctor & Gamble         com   742718109       18,893  245,171 SH          sole                 245,171       0       0
Microsoft Corp           com   594918104       18,375  642,378 SH          sole                 642,378       0       0
Google Inc Cl A          com   38259p508       16,024   20,177 SH          sole                  20,177       0       0
Legg Mason Inc           com   524901105       14,781  459,742 SH          sole                 459,742       0       0
Apollo Group Inc         com   037604105       14,596  839,835 SH          sole                 839,835       0       0
Nestle Sa                com   641069406       14,270  196,841 SH          sole                 196,841       0       0
Int'l Business Machines  com   459200101       13,693   64,196 SH          sole                  64,196       0       0
Becton Dickinson & Co    com   075887109       13,031  136,290 SH          sole                 136,290       0       0
McGraw-Hill Co           com   580645109       11,731  225,251 SH          sole                 225,251       0       0
Oracle Corp              com   68389x105       10,930  338,063 SH          sole                 338,063       0       0
McCormick & Co           com   579780206        7,860  106,862 SH          sole                 106,862       0       0
Philip Morris            com   718172109        7,814   84,286 SH          sole                  84,286       0       0
Merck & Company          com   58933Y105        6,903  156,178 SH          sole                 156,178       0       0
Abbott Laboratories      com   002824100        6,783  192,035 SH          sole                 192,035       0       0
Teva Pharmaceutical      com   881624209        6,442  162,339 SH          sole                 162,339       0       0
Schlumberger Ltd Com     com   806857108        6,337   84,621 SH          sole                  84,621       0       0
Cisco Systems Inc        com   17275r102        5,993  286,793 SH          sole                 286,793       0       0
Aflac Inc                com   001055102        5,963  114,631 SH          sole                 114,631       0       0
Masco                    com   574599106        4,244  209,577 SH          sole                 209,577       0       0
ITT Educational Svcs     com   45068b109        2,464  178,812 SH          sole                 178,812       0       0
Primerica Inc            com   74164m108        1,846   56,324 SH          sole                  56,324       0       0
Exxon Mobil Corp         com   30231G102        1,826   20,261 SH          sole                  20,261       0       0
Travelers Cos Inc        com   89417E109          842   10,007 SH          sole                  10,007       0       0
Coca-Cola Co             com   191216100          758   18,748 SH          sole                  18,748       0       0
Denbury Resources Inc    com   247916208          268   14,380 SH          sole                  14,380       0       0
SPDR Trust Unit          com   78462f103          265    1,690 SH          sole                   1,690       0       0
Western Digital Corpora  com   958102105          259    5,150 SH          sole                   5,150       0       0
Weatherford Internation  com   H27013103          248   20,450 SH          sole                  20,450       0       0
Chevron Corp             com   166764100          230    1,934 SH          sole                   1,934       0       0
Apple Computer Inc       com   037833100          222      502 SH          sole                     502       0       0
Halliburton Co           com   406216101          209    5,177 SH          sole                   5,177       0       0
Staples Inc              com   855030102          141   10,512 SH          sole                  10,512       0       0
Health Discovery Corp    com   42218r100           591,175,693 SH          sole               1,175,693       0       0
Provectus Pharmaceutica  com   74373f100           15   20,000 SH          sole                  20,000       0       0
Power 3 Medical          com   73936a103            1  270,000 SH          sole                 270,000       0       0